Consolidated Reinsurance	12 Months Ended
Dec. 31, 2017
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Consolidated Reinsurance
, Inc.
Schedule IV
Consolidated and Combined Reinsurance
December 31, 2017, 2016 and 2015
(Dollars in millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2017
Life insurance in-force	$629,367	$206,304	$6,879	$429,942	1.6%
Insurance premium
Life insurance (1)	$1,557	$711	$11	$857	1.3%
Accident & health insurance	238	232	—	6	—%
Total insurance premium	$1,795	$943	$11	$863	1.3%
2016
Life insurance in-force	$653,270	$465,841	$7,006	$194,435	3.6%
Insurance premium
Life insurance (1)	$2,067	$929	$76	$1,214	6.3%
Accident & health insurance	229	224	3	8	37.5%
Total insurance premium	$2,296	$1,153	$79	$1,222	6.5%
2015
Life insurance in-force	$637,410	$483,569	$94,863	$248,704	38.1%
Insurance premium
Life insurance (1)	$2,229	$855	288	$1,662	17.3%
Accident & health insurance	243	235	9	17	52.9%
Total insurance premium	$2,472	$1,090	$297	$1,679	17.7%
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(1)	Includes annuities with life contingencies.
For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $6.9 billion, respectively, and life insurance premiums of $537 million and $11 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.4 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included related party transactions for life insurance in-force of $278.5 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively.